Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Income [Abstract]
Net income available to common shareholders	$ 9,273	$ 8,461
Unrealized gains on securities:
Non-credit related unrealized gains on securities with OTTI	0	42
Unrealized gains on securities without OTTI	844	815
Less re-class adjustment for gains on securities included in net income	(178)	(251)
Tax impact	(266)	(242)
Total unrealized gains on securities	400	364
Gross pension liability adjustments	0	243
Tax impact	0	(97)
Total pension liability adjustment	0	146
Total other comprehensive income	400	510
Total comprehensive income	$ 9,673	$ 8,971